LEASES - Sales-Type Leases (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Leases [Abstract]
Less than one year	$ 291
One to two years	291
Two to three years	291
Three to four years	291
Four to five years	291
More than five years	8,002
Payments to be received	$ 9,457